UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    2/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:
	``````````````````````````````````````````````````````````````````````````
Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             140

Form 13F Information Table Value Total:  $     	127,524
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      232    33274 SH       SOLE                 33274    0        0
A123 SYS INC                   COM              03739T108      104    65000 SH       SOLE                 65000    0        0
AMERIANA BANCORP               COM              023613102       65    16500 SH       SOLE                 16500    0        0
AOL INC			       COM		00184X105      604    40000 SH	     SOLE		  40000    0        0
APPLE INC                      COM              037833100     2232     5511 SH       SOLE                  5511    0        0
ARCH COAL INC                  COM              039380100     2305   158850 SH       SOLE                158850    0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101       71    10000 SH       SOLE                 10000    0        0
ARTIO GLOBAL INVS INC          COM CL A         04315B107      623   127700 SH       SOLE                127700    0        0
ASTROTECH CORP                 COM              046484101        8    14000 SH       SOLE                 14000    0        0
AT&T INC                       COM              00206R102      774    25616 SH       SOLE                 25616    0        0
AVIAT NETWORKS INC             COM              05366Y102      419   228700 SH       SOLE                228700    0        0
BALLANTYNE STRONG INC          COM              058516105       47    11550 SH       SOLE                 11550    0        0
BANK OF AMERICA CORPORATION    COM              060505104      666   119700 SH       SOLE                119700    0        0
BAR HBR BANKSHARES             COM              066849100      303    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     2788   192000 SH       SOLE                192000    0        0
BP PLC                         SPONSORED ADR    055622104     1999    46778 SH       SOLE                 46778    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104      878   117041 SH       SOLE                117041    0        0
BUNGE LIMITED                  COM              G16962105     1344    23500 SH       SOLE                 23500    0        0
CAL DIVE INTL INC              COM              12802t101      640   284600 SH       SOLE                284600    0        0
CASELLA WASTE SYS INC	       CL A             147448104      640   100000 SH       SOLE                100000    0        0
CATERPILLAR INC DEL            COM              149123101      625     6896 SH       SOLE                  6896    0        0
CENTURYLINK INC                COM              156700106      679    18252 SH       SOLE                 18252    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     4692    82400 SH       SOLE                 82400    0        0
CHESAPEAKE ENERGY CORP         COM              165167107      832    37325 SH       SOLE                 37325    0        0
CHIMERA INVT CORP	       COM	        16934Q109      269   107000 SH       SOLE                107000    0        0
CITI TRENDS INC                COM              17306X102      430    49000 SH       SOLE                 49000    0        0
CITIGROUP INC                  COM              172967101     2622    99670 SH       SOLE                 99670    0        0
COMMUNITY WEST BANCSHARES      COM              204157101       43    29000 SH       SOLE                 29000    0        0
COCA COLA CO                   COM              191216100      562     8025 SH       SOLE                  8025    0        0
CODORUS VY BANCORP INC         COM              192025104      230    27771 SH       SOLE                 27771    0        0
CONOCOPHILLIPS                 COM              20825C104      342     4697 SH       SOLE                  4697    0        0
CONSOL ENERGY INC              COM              20854P109     2543    69284 SH       SOLE                 69284    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100       60    67411 SH       SOLE                 67411    0        0
CPI CORP                       COM              125902106      110    60587 SH       SOLE                 60587    0        0
CSX CORP                       COM              126408103      704    33450 SH       SOLE                 33450    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3097   382806 SH       SOLE                382806    0        0
DNB FINL CORP                  COM              233237106      438    41023 SH       SOLE                 41023    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       54    16200 SH       SOLE                 16200    0        0
EDIETS COM INC                 COM NEW          280597204       16    53945 SH       SOLE                 53945    0        0
ENERGIZER HLDGS INC            COM              29266R108     4300    55500 SH       SOLE                 55500    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      185    12500 SH       SOLE                 12500    0        0
EXACTECH INC                   COM              30064E109      165    10001 SH       SOLE                 10001    0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      669   265800 SH       SOLE                265800    0        0
EXXON MOBIL CORP               COM              30231G102      432     5100 SH       SOLE                  5100    0        0
FEDERAL MOGUL CORP             COM              313549404      693    47000 SH       SOLE                 47000    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2679   162372 SH       SOLE                162372    0        0
FIRST M & F CORP               COM              320744105      192    67650 SH       SOLE                 67650    0        0
FIRSTCITY FINL CORP            COM              33761X107      185    21791 SH       SOLE                 21791    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     6141   245550 SH       SOLE                245550    0        0
GENCORP INC                    COM              368682100     1830   344055 SH       SOLE                344055    0        0
GENERAL MTRS CO                COM              37045V100      604    29800 SH       SOLE                 29800    0        0
GLEN BURNIE BANCORP            COM              377407101      202    24741 SH       SOLE                 24741    0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      647     7151 SH       SOLE                  7151    0        0
GRAFTECH INTL LTD              COM              384313102     1426   104500 SH       SOLE                104500    0        0
HARBINGER GROUP INC            COM              41146A106      674   168000 SH       SOLE                168000    0        0
HARDINGE INC                   COM              412324303      146    18100 SH       SOLE                 18100    0        0
HEXCEL CORP NEW                COM              428291108     2512   103750 SH       SOLE                103750    0        0
HOPFED BANCORP INC             COM              439734104      480    74410 SH       SOLE                 74410    0        0
HORIZON BANCORP IND            COM              440407104     1633    94248 SH       SOLE                 94248    0        0
HUDSON CITY BANCORP            COM              443683107       63    10000 SH       SOLE                 10000    0        0
HUNTINGTON BANCSHARES INC      COM              446150104       66    12000 SH       SOLE                 12000    0        0
ICONIX BRAND GROUP INC         COM              451055107     1159    71150 SH       SOLE                 71150    0        0
INDIANA COMMUNITY BANCORP      COM              454674102      154    10500 SH       SOLE                 10500    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      102    20000 SH       SOLE                 20000    0        0
INSTEEL INDUSTRIES INC         COM              45774W108      220    20000 SH       SOLE                 20000    0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301       50    26841 SH       SOLE                 26841    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1333     7250 SH       SOLE                  7250    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      196    45839 SH       SOLE                 45839    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      172    12605 SH       SOLE                 12605    0        0
JAMES RIVER COAL CO            COM NEW          470355207       69    10000 SH       SOLE                 10000    0        0
JETBLUE AIRWAYS CORP           COM              477143101       94    18000 SH       SOLE                 18000    0        0
JOHNSON & JOHNSON              COM              478160104     2980    45440 SH       SOLE                 45440    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     3557    52300 SH       SOLE                 52300    0        0
KEYCORP NEW                    COM              493267108      192    25000 SH       SOLE                 25000    0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      731   111800 SH       SOLE                111800    0        0
K-SWISS INC                    CL A             482686102       58    20000 SH       SOLE                 20000    0        0
LSB FINL CORP                  COM              501925101      483    35163 SH       SOLE                 35163    0        0
LONE PINE RES INC              COM              54222A106     2538   362000 SH       SOLE                362000    0        0
MFRI INC                       COM              552721102       69    10000 SH       SOLE                 10000    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102      403    45678 SH       SOLE                 45678    0        0
MANNKIND CORP                  COM              56400P201       38    15000 SH       SOLE                 15000    0        0
MARATHON OIL CORP              COM              565849106      307    10492 SH       SOLE                 10492    0        0
MARATHON PETE CORP             COM              56585a102      832    25000 SH       SOLE                 25000    0        0
MARTHA STEWART LIVING OMNIME   COM              573083102      158    36000 SH       SOLE                 36000    0        0
MAXLINEAR INC                  COM              57776J100       95    20000 SH       SOLE                 20000    0        0
MEDICAL ACTION INDS INC        COM              501925101       97    18572 SH       SOLE                 18572    0        0
MEDICAL PPTYS TRUST INC        COM              58463J304       99    10000 SH       SOLE                 10000    0        0
MEMC ELECTR MATLS INC          COM              552715104      549   139400 SH       SOLE                139400    0        0
METRO BANCORP INC PA           COM              59161R101       84    10000 SH       SOLE                 10000    0        0
MICRON TECHNOLOGY INC          COM              595112103     4520   718675 SH       SOLE                718675    0        0
MICROSOFT CORP                 COM              594918104      567    21825 SH       SOLE                 21825    0        0
NCR CORP NEW                   COM              62886E108      988    60000 SH       SOLE                 60000    0        0
NORTHROP GRUMMAN CORP          COM              666807102      314     5375 SH       SOLE                  5375    0        0
02MICRO INTERNATIONAL LTD      SPONS ADR        67107W100       80    20000 SH       SOLE                 20000    0        0
OLIN CORP                      COM PAR $1       680665205     4649   236600 SH       SOLE                236600    0        0
OMEGA PROTEIN CORP             COM              68210P107      321    45040 SH       SOLE                 45040    0        0
PACIFIC PREMIER BANCORP        COM              69478X105     1028   162202 SH       SOLE                162202    0        0
PAN AMERICAN SILVER CORP       COM              697900108      774    35500 SH       SOLE                 35500    0        0
PARAGON SHIPPING INC           CL A             69913R309       25    39000 SH       SOLE                 39000    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       21    10000 SH       SOLE                 10000    0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     2122   192900 SH       SOLE                192900    0        0
PFIZER INC                     COM              717081103     1743    80525 SH       SOLE                 80525    0        0
PRIMO WTR CORP                 COM              74165N105      554   182200 SH       SOLE                182200    0        0
PSB HLDGS INC                  COM              69360N108      557    23649 SH       SOLE                 23649    0        0
PULASKI FINL CORP              COM              745548107     1456   206185 SH       SOLE                206185    0        0
RADIAN GROUP INC               COM              750236101      112    47700 SH       SOLE                 47700    0        0
READING INTERNATIONAL INC      CL A             755408101     2739   646002 SH       SOLE                646002    0        0
RED LION HOTELS CORP           COM              756764106      152    22000 SH       SOLE                 22000    0        0
ROCKWOOD HLDGS INC             COM              774415103      787    20000 SH       SOLE                 20000    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      205    17800 SH       SOLE                 17800    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      160    14293 SH       SOLE                 14293    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      519    42900 SH       SOLE                 42900    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      477    42603 SH       SOLE                 42603    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR PRF M   780097796      202    17760 SH       SOLE                 17760    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      213    16300 SH       SOLE                 16300    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      378     6000 SH       SOLE                  6000    0        0
SANFILIPPO JOHN B & SON INC    COM              800422107      540    71600 SH       SOLE                 71600    0        0
SPRINT NEXTEL CORP             COM SER 1        852061100       59    25000 SH       SOLE                 25000    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       55    30000 SH       SOLE                 30000    0        0
SUNCOKE ENERGY INC             COM              86722A103      224    20000 SH       SOLE                 20000    0        0
SWS GROUP INC                  COM              78503N107       78    11400 SH       SOLE                 11400    0        0
SYMMETRICOM INC                COM              871543104     1024   190000 SH       SOLE                190000    0        0
SYNOVUS FINL CORP              COM              87161C105       27    19068 SH       SOLE                 19068    0        0
TECUMSEH PRODS CO              CL A             878895200      343    73000 SH       SOLE                 73000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     3168   133050 SH       SOLE                133050    0        0
THOMPSON CREEK METALS  CO INC  COM              884768102      429    61600 SH       SOLE                 61600    0        0
TITANIUM METALS CORP           COM NEW          888339207     2914   194500 SH       SOLE                194500    0        0
TOWER FINANCIAL CORP           COM              891769101      517    62200 SH       SOLE                 62200    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      605    15765 SH       SOLE                 15765    0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1009    19900 SH       SOLE                 19900    0        0
UQM TECHNOLOGIES INC           COM              903213106       28    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       48    43000 SH       SOLE                 43000    0        0
VISA INC                       COM CL A         92826C839     2538    25000 SH       SOLE                 25000    0        0
WALGREEN CO                    COM              931422109     3306   100000 SH       SOLE                100000    0        0
WAL MART STORES INC            COM              931142103     1158    19382 SH       SOLE                 19382    0        0
WHITING PETE CORP NEW          COM              966387102     2120    45400 SH       SOLE                 45400    0        0
WENDYS CO                      COM              95058W100     3199   596800 SH       SOLE                596800    0        0
WISDOMTREE TRUST               JP SMALLCP DIV   97717W958      452    10850 SH       SOLE                 10850    0        0
WORLD HEART CORP               COM NO PAR       980905400        3    12238 SH       SOLE                 12238    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104      152    94104 SH       SOLE                 94104    0        0
